Financial risk management - Summary of transfers that do not qualify for derecognition (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Bonds sold under repurchase agreements
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	₩ 15,952,314	₩ 9,056,105
Associated financial liabilities	17,312,576	9,544,536
Securities measured at FVTPL
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	11,042,486	7,461,978
Securities at FVOCI
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	1,286,990	1,335,548
Securities at amortized cost
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	3,622,838	258,579
Securities loaned
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	16,049,349	13,612,103
Government bonds
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	15,340,768	12,876,660
Financial institutions bonds
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	398,252	422,166
Corporation bonds
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	221,435	210,258
Equity securities
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	48,004	73,169
Beneficiary certificates
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	₩ 40,890	₩ 29,850